INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 7,716	$ 3,880
Restricted cash	0	200
Trade receivables	109	278
Due from manager	$ 1,743	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 319	$ 314
Prepayments and advances	299	329
Other current assets	202	32
Total current assets	10,388	5,033
Non-current assets
Vessels, net	49,547	51,268
Restricted cash	500	500
Investments in equity securities	493	0
Deferred drydocking costs, net	3,628	1,409
Deferred issuance costs	287	234
Total non-current assets	54,455	53,411
Total assets	64,843	58,444
Current liabilities
Current portion of long term debt, net of deferred financing costs	3,049	2,280
Due to manager	$ 0	$ 178
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 2,009	$ 1,363
Deferred revenue	448	140
Accrued liabilities	1,201	626
Total current liabilities	6,707	4,587
Non-current liabilities
Non-current portion of long term debt, net of deferred financing costs	30,772	32,479
Total non-current liabilities	30,772	32,479
Total liabilities	37,479	37,066
Commitments and contingencies
Shareholders' equity
Common shares: authorized 750,000,000 shares with a $0.001 par value, 3,870,396 shares issued (of which 3,759,314 shares outstanding) as of June 30, 2026 and 691,977 shares issued and outstanding as of December 31, 2025	4	1
Preferred Shares: authorized 250,000,000 shares with $0.001 par value, 21,390 and 18,954 Series A Preferred Shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively, 1,500,000 Series B Preferred Shares, and nil Series C Preferred Shares issued and outstanding as of June 30, 2026 and December 31, 2025	2	2
Additional paid-in capital	31,901	25,444
Cost of treasury stock (111,082 common shares as of June 30,2026 and nil as of December 31, 2025)	(107)	0
Accumulated Deficit	(4,436)	(4,069)
Total shareholders' equity	27,364	21,378
Total shareholders' equity and liabilities	$ 64,843	$ 58,444